STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2010	$ 2,000	$ 4,349	$ 59,535	$ 19,309,159	$ (19,550,447)	$ (175,404)
Balance, shares at Dec. 31, 2010	2,000,000	4,349,339	59,534,226
Shares issued for cash			869	199,131		200,000
Shares issued for cash, shares			869,565
Shares cancelled for non-performance of services			(1,590)	1,590
Shares cancelled for non-performance of services, shares			(1,590,000)
Shares issued for services			1,108	148,809		149,917
Shares issued for services, shares			1,108,334
Shares issued for compensation, related party			1,209	97,649		98,858
Shares issued for compensation, related party, shares			1,209,265
Options granted for services				15,243		15,243
Options granted for compensation, related party				156,160		156,160
Adjustments to derivative liability due to debt conversions						0
Net (loss) for the year					(1,181,481)	(1,181,481)
Balance at Dec. 31, 2011	2,000	4,349	61,131	19,927,741	(20,731,928)	(736,707)
Balance, shares at Dec. 31, 2011	2,000,000	4,349,339	61,131,390
Shares issued for cash			250	24,750		25,000
Shares issued for cash, shares			250,000
Shares issued for cash, related party			200	19,800		20,000
Shares issued for cash, related party, shares			200,000
Shares cancelled for non-performance of services			(362)	362
Shares cancelled for non-performance of services, shares			(361,765)
Shares issued for services			4,034	300,241		304,275
Shares issued for services, shares			4,033,800
Shares issued for compensation, related party			2,948	229,295		232,243
Shares issued for compensation, related party, shares			2,947,454
Options granted for services				8,404		8,404
Options granted for compensation, related party				16,807		16,807
Shares issued for conversion of debts			1,288	33,712		35,000
Shares issued for conversion of debts, shares			1,287,878
Adjustments to derivative liability due to debt conversions				58,478		58,478
Net (loss) for the year					(1,126,966)	(1,126,966)
Balance at Dec. 31, 2012	$ 2,000	$ 4,349	$ 69,489	$ 20,619,590	$ (21,858,894)	$ (1,163,466)
Balance, shares at Dec. 31, 2012	2,000,000	4,349,339	69,488,757